Income Taxes - Income Tax Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax at statutory rate			$ (3,280,000)	$ (2,020,000)
State income tax, net of federal benefit			(960,000)	(671,000)
Permanent differences			226,000	122,000
Tax credits generated in current year			(628,000)	(432,000)
Valuation allowance change			4,506,000	3,001,000
Other			136,000	0
Total	$ 0	$ 0	$ 0	$ 0